Acquisitions - Identifiable intangible assets (Details) - S&D Acquisition $ in Thousands	Feb. 28, 2020 USD ($)
Business Acquisition
Intangible assets	$ 142,920
Trademark
Business Acquisition
Intangible assets	5,200
Customer relationships
Business Acquisition
Intangible assets	$ 137,500
Estimated Useful Life	20 years
Favorable lease asset
Business Acquisition
Intangible assets	$ 220
Estimated Useful Life	5 years